Provisions for liabilities and charges (Tables)	6 Months Ended
Jun. 30, 2020
Provision for liabilities and charges
Schedule for provisions for liabilities and charges

	Payment	Other	Litigation and
	protection	customer	other
	insurance(1)	redress	regulatory	Other (2)	Total
	£m	£m	£m	£m	£m
At 1 January 2020	1,156	314	426	781	2,677
ECL impairment charge	—	—	—	46	46
Currency translation and other movements	—	3	21	—	24
Charge to income statement	—	13	98	17	128
Release to income statement	(100)	(8)	(17)	(29)	(154)
Provisions utilised	(197)	(47)	(35)	(100)	(379)
At 31 March 2020	859	275	493	715	2,342
ECL impairment charge	—	—	—	77	77
Currency translation and other movements	—	1	2	—	3
Charge to income statement	1	62	2	134	199
Release to income statement	(150)	(7)	(4)	(54)	(215)
Provisions utilised	(204)	(49)	(11)	(106)	(370)
At 30 June 2020	506	282	482	766	2,036

Notes:

(1)	The balance at 30 June 2020 includes provisions held in relation to offers made in 2019 and earlier years of £134 million.
(2)	Materially comprises provisions relating to property closures and restructuring costs.